Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,058.2	€ 3,946.0
Amortization of software and brands	8.2	7.8	€ 8.6
Intangible assets and goodwill	4,555.1	4,058.2	3,946.0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	4,094.9	3,974.8
Acquisitions through business combinations (restated)		494.5	106.2
Additions	5.8	8.8
Disposals, intangible assets and goodwill	(2.5)
Effect of movements in foreign exchange	7.0	5.1
Intangible assets and goodwill	4,599.7	4,094.9	3,974.8
Additions	5.8	8.8
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(36.7)	(28.8)
Disposals, intangible assets other than goodwill	(1.7)
Effect of movements in foreign exchange	0.3	(0.1)
Amortization of software and brands	(8.2)	(7.8)
Intangible assets and goodwill	(44.6)	(36.7)	(28.8)
Disposals, intangible assets other than goodwill	(1.7)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,902.5	1,862.9
Intangible assets and goodwill	2,099.4	1,902.5	1,862.9
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,902.5	1,862.9
Acquisitions through business combinations (restated)		192.6	40.1
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	4.3	(0.5)
Intangible assets and goodwill	2,099.4	1,902.5	1,862.9
Additions	0.0	0.0
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Disposals, intangible assets other than goodwill	0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,116.8	2,046.7
Intangible assets and goodwill	2,415.3	2,116.8	2,046.7
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,122.4	2,051.1
Acquisitions through business combinations (restated)	296.5		66.0
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	3.2	5.3
Intangible assets and goodwill	2,422.1	2,122.4	2,051.1
Additions	0.0	0.0
Brands | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(5.6)	(4.4)
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(1.2)	(1.2)
Intangible assets and goodwill	(6.8)	(5.6)	(4.4)
Disposals, intangible assets other than goodwill	0.0
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	19.3	14.6
Intangible assets and goodwill	18.9	19.3	14.6
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	39.0	29.8
Acquisitions through business combinations (restated)	1.1		0.1
Additions	5.8	8.8
Disposals, intangible assets and goodwill	(2.5)
Effect of movements in foreign exchange	(0.5)	0.3
Intangible assets and goodwill	42.9	39.0	29.8
Additions	5.8	8.8
Computer software | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(19.7)	(15.2)
Disposals, intangible assets other than goodwill	(1.7)
Effect of movements in foreign exchange	0.3	(0.1)
Amortization of software and brands	(4.6)	(4.4)
Intangible assets and goodwill	(24.0)	(19.7)	(15.2)
Disposals, intangible assets other than goodwill	(1.7)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	19.6	21.8
Intangible assets and goodwill	21.5	19.6	21.8
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	31.0	31.0
Acquisitions through business combinations (restated)	4.3		0.0
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	35.3	31.0	31.0
Additions	0.0	0.0
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(11.4)	(9.2)
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(2.4)	(2.2)
Intangible assets and goodwill	(13.8)	€ (11.4)	€ (9.2)
Disposals, intangible assets other than goodwill	€ 0.0